Current Taxes and Deferred Taxes - Reconciliation of effective tax rate (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015	Dec. 31, 2014
Tax rate %
Income tax calculated on net income before tax (as a percent)	27.00%	27.00%	25.50%	24.00%	22.50%	21.00%
Subordinated Debt Payment (as a percent)	(3.21%)	(3.21%)	(5.67%)	(5.05%)
Additions or deductions (as a percent)	(4.18%)	(4.18%)	(2.88%)	(3.90%)
Tax from previous years (as a percent)	0.34%	0.34%	(0.20%)	0.15%
Effect of changes in tax rate (as a percent)			(0.83%)	(1.36%)
Other (as a percent)	0.98%	0.98%	0.87%	1.00%
Effective rate and income tax expense (as a percent)	20.93%	20.93%	16.79%	14.84%
Credit to Income for tax rate change
Income tax calculated on net income before tax		$ 206,116	$ 175,298	$ 162,063
Subordinated Debt Payment		(24,515)	(38,997)	(34,092)
Additions or deductions		(31,894)	(19,794)	(26,332)
Tax from previous years		2,574	(1,401)	1,030
Effect of changes in tax rate			(5,729)	(9,158)
Other		7,487	5,984	6,701
Total tax expense (income)	$ 230,346	$ 159,768	$ 115,361	$ 100,212
First category tax percentage	65	65
Non-deductible expenses tax rate	40.00%	40.00%	35.00%